Schedule of Operating Leases (Details)	Sep. 30, 2019 USD ($)
Leases [Abstract]
Operating lease right-of-use asset - current portion	$ 78,306
Operating lease right-of-use asset - non-current portion	6,526
Total Operating lease right-of-use asset	84,832
Operating lease liability - current portion	90,253
Operating lease liability - non-current portion	7,843
Total Operating lease liability	$ 98,096
Weighted average remaining lease term (in years): Operating leases	1 year 29 days
Weighted average discount rate: Operating leases	7.50%